BOARD OF DIRECTORS	12 Months Ended
Dec. 31, 2022
Disclosure Of Related Party [Abstract]
BOARD OF DIRECTORS	BOARD OF DIRECTORS
In connection with the listing of our ADSs on Nasdaq, we converted our two-tier board structure into a one-tier board structure, with a single board of directors consisting of the executive director and non-executive directors. The new structure became effective on December 11, 2020. Since that date, the Board of Directors is jointly responsible for the management of the Company. The daily management of the Company and the execution of the strategy are entrusted to the CEO, as the only Executive Director. The CEO is supported by the non-statutory Executive Committee in the execution of his tasks and responsibilities. The Non-Executive Directors share statutory management responsibility, but shall focus on the supervision on the policy and functioning of the performance of the duties by the Executive Director and the Company’s general state of affairs. The Non-Executive Directors would focus on the supervision on the policy and functioning of the performance of the duties by the Executive Directors and the Company’s general state of affairs.
Dr. S. de Vries is the Company’s sole Executive member of the Board of Directors and is continuing to be the CEO.
The Board of Directors has the following members:

Mr. P. Sekhri	Chair of the Board of Directors and Non-Executive Board Member
Ms. D. Jorn	Vice Chair of the Board of Directors and Non-Executive Board Member
Ms. B. Yanni	Non-Executive Board Member
Dr. M. Pykett	Non-Executive Board Member
Ms. J. van der Meijs	Non-Executive Board Member	Appointed 19 May 2021
Mr. L. Kruimer	Non-Executive Board Member	Appointed 19 May 2021
Mr. S. Baert	Non-Executive Board Member	Appointed 19 May 2021
Dr. S. de Vries	Executive Board Member and Chief Executive Officer
Non-Executive members Board of Directors
Remuneration
For 2022 the annual compensation of the non-executive members of the Board of Directors was as follows:

Responsibility	Cash in Euros (per annum)	Ordinary shares in Euros * (per annum)	Cash in U.S. dollars (per annum)	Ordinary shares in U.S. dollars * (per annum)
Chair of the Board of Directors	65,000	40,000	68,530	42,172
Non-Executive Director	45,000	30,000	47,444	31,629
Chair Audit Committee	9,000		9,489
Member Audit Committee	3,000		3,163
Chair Remuneration Committee	6,000		6,326
Member Remuneration Committee	3,000		3,163
Chair Governance Committee	6,000		6,326
Member Governance Committee	3,000		3,163
*All shares to be valued at the 20 day VWAP preceding the Annual General Meeting of Shareholders, without further restrictions or grant.
An additional compensation of €1,000 ($1,054) per day in case of extraordinary activities, as determined by the Chair of the Board of Directors. Compensation of the Non-Executive members of the Board of Directors and / or of former members of the Supervisory Board of Directors for 2022, 2021 and 2020 was as follows:

Amounts in $ ‘000	Year	Cash	Share-Based Payment	Total

Mr. Paul Sekhri	2022	72	42	114
	2021	77	55	132
	2020	74	59	133
Mr. Barrie Ward	2022	—	—	—
	2021	23	20	43
	2020	62	46	108
Mr. Jan Hendrik Egberts	2022	—	—	—
	2021	—	—	—
	2020	—	5	5
Mr. Juergen Ernst	2022	—	—	—
	2021	—	6	6
	2020	57	42	99
Mr. Aad de Winter	2022	—	—	—
	2021	26	21	47
	2020	65	46	111
Ms. Deborah Jorn	2022	55	32	87
	2021	64	42	106
	2020	62	40	102
Ms. Barbara Yanni	2022	53	32	85
	2021	60	36	96
	2020	35	24	59
Dr. Mark Pykett	2022	50	32	82
	2021	57	36	93
	2020	35	24	59
Ms. Jabine van der Meijs	2022	57	32	89
	2021	47	24	71
	2020	—	—	—
Mr. Leonard Kruimer	2022	57	32	89
	2021	47	24	71
	2020	—	—	—
Mr. Steven Baert	2022	55	32	87
	2021	45	24	69
	2020	—	—	—
Total	2022	399	234	633
	2021	446	288	734
	2020	390	286	676
Shares, options and warrants
Shares
At December 31, 2022, the Non-Executive members of the Board of Directors held the following numbers of shares:

	Ordinary shares	Certificates of shares
Mr. Paul Sekhri	486,037	—
Ms. Deborah Jorn	98,778	—
Ms. Barbara Yanni	83,187	—
Dr. Mark Pykett	83,187	—
Ms. Jabine van der Meijs	58,349	—
Mr. Leonard Kruimer	58,349
Mr. Steven Baert	58,349	—
Total	926,236	—
All shares held by the Non-Executive members of the Board of Directors are unrestricted.
Loans or guarantees
During 2022, the Company has not granted loans or guarantees to any member of the Non- Executive members of the Board of Directors. No loans or guarantees to Non-Executive members of the Board of Directors were outstanding at December 31, 2022.
Executive members Board of Directors
Remuneration
The Executive Board Member is entitled to the following remuneration packages:
•Fixed remuneration: annual base salary;
•Variable remuneration: the variable remuneration components are (a) an annual bonus in cash as a percentage of the fixed component (short-term incentive) and (b) a (share- based) long-term incentive;
•Others: contribution pension premiums, travel allowance and holiday allowance.
The one-off transition arrangement as identified herein above provides for (i) the grant to the CEO, of a total number of 4,200,000 shares for the financial year 2020, and (ii) the vesting of these shares in three annual tranches in the first quarters of 2021, 2022 and 2023, respectively.
Compensation was as follows and includes the entire year 2022, up to December 31, 2022:

Amounts in $ ‘000	Fixed remuneration		Short-term variable: annual bonus		Share-based payments		Post-employment benefits		Other		Total
Mr Sijmen de Vries, CEO and Executive Director	2022:	636	2022:	394	2022:	1,221	2022:	112	2022:	34	2022:	2,396
	2021:	681	2021:	357	2021:*	1,594	2021:	120	2021:	38	2021:	2,790
	2020:	614	2020:	431	2020:	1,739	2020:	107	2020:	37	2020:	2,927
Mr Bruno Giannetti	2022:	—	2022:	—	2022:	—	2022:	—	2022:	—	2022:	—
	2021:	—	2021:	—	2021:	—	2021:	—	2021:	—	2021:	—
	2020:	402	2020:	201	2020:	708	2020:	85	2020:	27	2020:	1,424
Mr Robin Wright	2022:	—	2022:	—	2022:	—	2022:	—	2022:	—	2022:	—
	2021:	—	2021:	—	2021:	—	2021:	—	2021:	—	2021:	—
	2020:	155	2020:	14	2020:	107	2020:	15	2020:	350	2020:	641
* Due to a disclosure error in 2021 caused by the incorrect apportionment of the fair value share based payment expense over the vesting period, the restated 2021 share based payments remuneration disclosure of Dr. S. de Vries is $1.6 million compared to previously reported share based payments of $1.3 million.
Options
The following table gives an overview of movements in number of option holdings of the individual members of the executive board of directors in 2022, the exercise prices and expiration dates up to December 31, 2022:

	January 1, 2022	Granted 2022	Exercised in 2022	Forfeited/Expired in 2022	December 31, 2022	Exercise price ($)	Expiration date
Dr. Sijmen de Vries	2,800,000	—	—	—	2,800,000	0.859	May 22, 2024

Shares
At December 31, 2022, the executive members of the board held the following numbers of shares:

Shares held	As at December 31, 2022
Dr. Sijmen de Vries	7,434,383
Long term Incentive Plan

	Year	Granted	Settled	Forfeited	Not vested	Reserved as at 31 December 2022
Dr. Sijmen de Vries	2022	2,363,455	—	—	—	2,363.455
	2021	1,337,888	—	—	—	1,337.888
	2020	—	—	—	—	—
	2019	201,050	(20,306)	—	(180,744)	—
Loans or guarantees
During the year 2022, no loans or guarantees have been granted to the Executive members of the Board of Directors. No loans or guarantees to the Executive member of the Board of Directors were outstanding at December 31, 2022.
The Executive member of the Board of Director is the sole statutory director.
RELATED PARTY TRANSACTIONS
Related parties’ disclosure relates mainly to key management compensation and to transactions with the associated company BioConnection Investments B.V. (formally BioConnection B.V.).
Key management includes members of the Board of Directors:

Amounts in $ ‘000	2022	2021		2020
Salaries and other short-term employee benefits	1,463	1,522		2,695
Post-employment benefits	112	120		207
Share-based compensation	1,455	1,882	*	2,841
Total	3,030	3,524		5,743
*2021 figure restated. Refer to Note 20 for further disclosure.
All direct transactions with members of the Board of Directors have been disclosed in Notes 19 and 20 of these financial statements. At December 31, 2022, the Company had no payable balance to members to the Board of Directors. At December 31, 2021, the balance to members to the Board amounted to $0.1 million.
For the years ended December 31, 2022 and 2021, related party transactions with Bioconnection were in the ordinary course of that company’s fill and finish business and amounted to $3.0 million and $3.5 million respectively. At December 31, 2022 the Company was owed $0.5 million from Bioconnection. At December 31, 2021 the Company owed $0.1 million to Bioconnection for fill and finish services supplied.